STOCKHOLDERS EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
STOCKHOLDERS EQUITY
STOCKHOLDERS' EQUITY

NOTE 12 - STOCKHOLDERS’ EQUITY

Common Stock

On September 28, 2021, the Company amended its Articles of Incorporation to increase the number of authorized shares of common stock to 200,000,000.

On or about April 7, 2022, the Company issued 208,000 shares of Hempacco common stock at $2.00 per share to nine investors, eight of which were third parties. The Company received gross proceeds of $416,000, and net proceeds of $339,475 after payment of commissions and expenses to the Company’s registered broker and the payment of expenses associated with the private offering and the Public Offering.

On or about July 15, 2022, the Company acquired from Nery’s Logistics, Inc., an entity that is owned by a significant shareholder (greater than 10%) of the Company’s parent, two cigarette production equipment lines together with multiple cigarette and cigar-related trademarks. The total acquisition price was deemed to be $4,000,000 to be paid solely by the issuance of 2,000,000 common shares of the Company. $3,400,000 was initially allocated to the value of the equipment, and the balance of $600,000 was allocated to intangible assets. A subsequent appraisal, performed in Mexico, valued the equipment at $2,278,337. No value was allocated to the trademarks. During the year ended December 31, 2022, the Company recorded a one-time charge of $1,121,663 to its statement of operations account in order to reduce the asset costs to net realizable value.

On July 15, 2022, the Company also settled two vendor accounts payable balances totaling $100,000 by the issuance of 50,000 common shares of the Company.

On September 1, 2022, the Company sold 1,000,000 shares of Hempacco common stock at $6.00 per share to its underwriter in the Company’s IPO, and to Boustead Securities, LLC (“Boustead”) pursuant to the underwriting agreement, in connection with the IPO (the “Underwriting Agreement”). After deducting the underwriting commission and expenses, the Company received net proceeds of $5,390,753.

On September 6, 2022, Boustead exercised its warrants to purchase the Company’s common stock issued to it in connection with IPO, pursuant to paragraph 1.3.1 of the Underwriting Agreement. Boustead elected to convert its right to purchase 70,000 common shares at $9.00 per share using the cashless basis formula in the warrants. The exercise resulted in the issuance of 54,928 shares of common stock to Boustead. The market price of these shares on the issue date was $4.74 per share, resulting in an increase of $55 in common stock and an increase in additional paid in capital of $260,303 as well as additional underwriting expenses of $260,358, which was a decrease to additional paid in capital.

On September 17, 2022, the Company entered a Marketing Services Agreement with North Equities Corp. of Toronto, Canada, effective as of September 19, 2022, for an initial period of 6-months. Compensation for the initial period will be the issuance of 41,494 restricted shares of the Company’s common stock under SEC Rule 144. This amount represents a market value of approximately $100,000 as of the effective date. The shares were issued to North Equities Corp. of Toronto on October 4, 2022. The Company will also reimburse North Equities for all direct, pre-approved and reasonable expenses incurred in performing the marketing services.

On October 12, 2022, the Company entered a Broadcasting and Billboard Agreement with FMW Media Works LLC (“FMW”) of Hauppauge, New York, for a period of three months. FMW will produce an informative TV show which will discuss the Company and its business. Total compensation will be made through the issuance of 63,292 restricted common shares of Hempacco under SEC Rule 144. The market value of the issued shares was $148,103 and was expensed in full in 2022.

On or around February 5, 2023, the Company issued 15,000 shares to Dr. Fischer and Partner GmbH/ Ruediger Beuttenmueller for IR consulting services in Europe pursuant to a consulting contract effective December 1, 2022, and terminating on February 20, 2023.

On February 14, 2023, the Company sold 4,830,000 shares of Hempacco common stock at $1.50 per share to its underwriters in the Company’s second public offering, and to Boustead Securities, LLC (“Boustead”) and EF Hutton pursuant to the underwriting agreement, in connection with the offering (the “Underwriting Agreement”). After deducting the underwriting commission and expenses, the Company received net proceeds of $6,610,400. Further details can be found in Note 1 above.

On May 16, 2023, 62,223 shares of the Company’s common stock were issued to Ernest Sparks for conversion of his promissory note and accrued interest (see Note 8 above).

On August 9, 2023, 332,398 shares of the Company’s common stock were issued to Miguel Cambero for conversion of his promissory note and accrued interest (see Note 8 above).

On or around September 26, 2023, the Company issued 250,000 shares to FMW MediaWorks for services pursuant to an additional consulting contract dated February 2, 2023.

NOTE 13 - STOCKHOLDERS’ EQUITY

Hempacco - Series A Preferred Shares

On May 20, 2021, the Hempacco’s Board of Directors declared and authorized a 6% common share dividend to Series A Preferred Shareholders. Mexico Franchise Opportunities Fund (“MFOF”) received dividends of $757,479 which, together with MFOF’s 8,000,000 preferred shares were converted into 8,757,479 shares of the Company’s common shares.

On May 21, 2021, MFOF exchanged these Hempacco common shares for 33,473,197,809 shares of GGII common shares.

On September 28, 2021, the Company amended its Articles of Incorporation to increase the number of authorized shares of preferred stock to 50,000,000 and changed its par value to $0.001.

The holder of Hempacco’s Series A Preferred Stock is entitled to a dividend of 6% payable in common shares, if and when declared by Hempacco's Board of Directors. The Series A preferred shares shall not have the right to vote on matters presented to the holders of junior stock.

Common Stock

On May 21, 2021, the Company issued 100,000 shares of common stock to a consultant for services rendered. The shares were paid in exchange for software development and IT services related to Hempacco’s automated CBD kiosks. The Company’s common stock was valued at $100,000 (based upon the contract for services and the agreed upon rates for labor and materials) and was exchanged for 382,224,109 shares of GGII’s common shares.

During the year ended December 31, 2021, Hempacco issued convertible promissory notes totaling $650,000 and warrants to purchase up to 750,000 shares of common stock at $1 per share. On or about November 11, 2021, these Hempacco warrants were converted to GGII warrants. See Note 9 above for further details. On May 21, 2021, individual note holders converted $511,500 in principle and $23,552 in accrued interest into 535,052 shares of Hempacco common stock. On May 21, 2021, these shares were exchanged for approximately 2,045,094,734 of Green Globe International Inc. common shares.

On August 11, 2021, the Company signed an agreement with Boustead Securities, LLC (the “Representative”), which was amended on or about March 18, 2022, effective as of August 11, 2021, with respect to a number of proposed financing transactions, including the initial public offering (“IPO”) of Hempacco’s common stock for which a listing on NASDAQ has been applied for, the private placement of the Company’s securities prior to the IPO (“pre-IPO Financings”), and other financings separate from the IPO or the pre-IPO Financings (each such other financing an “Other Financing”). A commission of 7% of gross offering proceeds is payable to the Representative, as well as a non-accountable expense allowance of 1% of offering proceeds. In addition, the Company will reimburse Boustead for the diligence, legal and road show expenses up to $205,000.

On September 28, 2021, the Company amended its Articles of Incorporation to increase its authorized common shares to 200,000,000 and changed its par value to $0.001 per share. Each common share entitles the holder to one vote, in person or proxy, on any matter on which action of the stockholders of Hempacco is sought.

On or about December 6, 2021, the Company sold 805,541 shares of Hempacco common stock at $1.00/share to 19 investors, 17 of which were third parties. Neville Pearson, Company CFO, and Dr. Stuart Titus, Company director, purchased 50,000 of the shares for $50,000, and 100,000 of the shares for $100,000, respectively. The Company received gross proceeds of $805,541, and net proceeds of $724,255 after payment of commissions and expenses to the Company’s registered broker and the payment of expenses associated with the private offering and the Public Offering.

See Note 7 for details on restricted shares of Hempacco common stock issued to Titan Agency Management.

In December 2021, the Company issued 1,300,000 common shares at $1.00 per share to the public in a pre-IPO offering managed by Boustead Investments, LLC. Net proceeds of $1,057,565 were received by the Company after all commission and expenses.

On or about April 7, 2022, the Company sold a further 208,000 shares of Hempacco common stock at $2.00/share to nine investors, eight of which were third parties. The Company received gross proceeds of $416,000, and net proceeds of $339,475 after payment of commissions and expenses to the Company’s registered broker and the payment of expenses associated with the private offering and the Public Offering.

On or about July 15, 2022, The Company acquired from Nery’s Logistics, Inc., an entity that is a significant shareholder (greater than 10%) of the Company's parent, two cigarette production equipment lines together with multiple cigarette and cigar-related trademarks. The total acquisition price was deemed to be $4,000,000 to be paid solely by the issuance of 2,000,000 common shares of the Company. $3,400,000 was initially allocated to the value of the equipment, and the balance of $600,000 was allocated to the intangible assets. See note 13 for additional information concerning the value of these assets.

On July 15, 2022, The Company also settled two vendor accounts payable balances totaling $100,000 by the issuance of 50,000 common shares of the Company.

On September 1, 2022, the Company sold 1,000,000 shares of Hempacco common stock at $6.00 per share to our underwriters pursuant to the IPO and the underwriting agreement with Boustead Securities, LLC. After deducting the underwriting commission and expenses, the Company received net proceeds of $5,390,753.

On September 6, 2022, Boustead Securities LLC submitted a notice of the exercise of the warrant purchase option, pursuant to paragraph 1.3.1 of the Underwriting Agreement. Boustead elected to convert its right to purchase 70,000 common shares at $9.00 per share using the cashless basis formula into 54,928 shares of common stock. The market price of these shares on the issue date was $4.74 per share resulting in additional underwriting expenses of $260,358, which was an increase and decrease to additional paid in capital.

On September 17, 2022, the Company entered a Marketing Services Agreement with North Equities Corp. of Toronto, Canada, effective September 19, 2022, for an initial period of 6-months. Compensation for the initial period will be by the issuance of 41,494 rule 144 restricted shares of the Company’s common stock. This amount represents a market value of approximately $100,000 as of the effective date. The shares were issued to North Equities Corp. of Toronto on October 4, 2022. The Company will also reimburse North Equities for all direct, pre-approved and reasonable expenses incurred in performing the marketing services.

On October 12, 2022, the Company entered a Broadcasting and Billboard Agreement with FMW Media Works LLC (“FMW”) of Hauppauge, New York, for a period of three months. FMW will produce an informative TV show which will discuss the Company and its business. Total compensation will be made by the issuance of 63,292 rule 144 restricted common shares of Hempacco. The market value of the issued shares was $148,103 and was expensed in full in 2022.